SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

4. SEGMENTED INFORMATION

All of the Company's operations are within the mining industry and its major products are precious metals doré which are refined or smelted into pure silver and gold and sold to global metal brokers. Transfer prices between reporting segments are set on an arms-length basis in a manner similar to transactions with third parties. Coins and bullion cost of sales are based on transfer prices.

An operating segment is defined as a component of the Company that:

• Engages in business activities from which it may earn revenues and incur expenses;

• Whose operating results are reviewed regularly by the entity's chief operating decision maker; and

• For which discrete financial information is available.

For the year ended December 31, 2023, the Company's significant operating segments include its three operating mines in Mexico, the Jerritt Canyon Gold Mine in Nevada, United States and its "non-producing properties" in Mexico which include the Del Toro and San Martin mines, which have been placed on suspension. The Jerritt Canyon Gold mine has been placed on temporary suspension as of March 20, 2023 to focus on exploration, definition, and expansion of the mineral resources and optimization of mine planning and plant operations. "Others" consists primarily of the Company's corporate assets including cash and cash equivalents, other development and exploration properties (Note 15), debt facilities (Note 21), coins and bullion sales, and corporate expenses which are not allocated to operating segments. The Company's chief operating decision maker ("CODM") evaluates segment performance based on mine operating earnings. Therefore, other income and expense items are not allocated to the segments.

Significant information relating to the Company's reportable operating segments is summarized in the tables below:

Year Ended December 31, 2023 and 2022		Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures
Mexico
San Dimas	2023	$242,958	$173,987	$50,327	$18,644	$49,657
	2022	228,701	141,274	47,613	39,814	47,363
Santa Elena(3)	2023	224,356	117,191	39,950	67,215	49,062
	2022	190,189	106,788	26,819	56,582	47,714
La Encantada	2023	64,118	56,443	12,186	(4,511)	8,608
	2022	67,721	46,126	8,861	12,734	10,225
Non-producing Properties	2023	-	-	291	(291)	637
	2022	-	-	397	(397)	869
United States
Jerritt Canyon (2)(3)	2023	40,521	74,682	18,891	(53,052)	28,113
	2022	130,219	173,341	49,229	(92,351)	94,776
Others(1)	2023	8,889	5,875	3,019	(5)	4,892
	2022	11,706	6,747	2,863	2,096	28,530
Intercompany elimination	2023	(7,041)	(4,683)	-	(2,358)	-
	2022	(4,315)	(2,589)	-	(1,726)	-
Consolidated	2023	$573,801	$423,495	$124,664	$25,642	$140,970
	2022	$624,221	$471,687	$135,782	$16,752	$229,477

(1) The "Others" segment includes revenues of $8.9 million (2022 - $11.6 million) from coins and bullion sales of 290,432 silver ounces (2022 - 444,576) at an average price of $26.60 per ounce (2022 - $26.20).
(2) Cost of Sales for Jerritt Canyon is inclusive of one time standby costs (Note 6).
(3) Santa Elena and Jerritt Canyon have incurred mine holding costs related to care and maintenance and temporary suspension activities (Note 8).

During the year ended December 31, 2023, the Company had three (December 31, 2022 - three) customers that accounted for 98% (December 31, 2022 - 97%) of its sales revenue, with one major metal broker accounting for 94% of total revenue (December 31, 2022 - 92%).

		Mining Interests		Property, plant and equipment	Total mining assets	Total assets	Total liabilities
At December 31, 2023 and 2022		Producing	Exploration
Mexico
San Dimas	2023	$227,942	$24,696	$97,112	$349,750	$581,639	$89,280
	2022	211,658	38,831	94,377	344,866	489,970	76,835
Santa Elena	2023	123,123	50,483	98,513	272,119	363,460	98,100
	2022	110,094	41,731	99,979	251,804	295,489	79,295
La Encantada	2023	22,181	4,461	30,015	56,657	112,310	26,702
	2022	23,496	4,935	24,422	52,853	106,008	30,601
Non-producing Properties	2023	62,566	14,404	17,611	94,581	141,841	17,794
	2022	62,414	13,781	18,195	94,390	206,796	33,391
United States
Jerritt Canyon	2023	350,504	82,645	133,971	567,120	600,101	150,958
	2022	425,158	93,680	166,778	685,616	756,062	226,814
Others	2023	-	35,830	29,072	64,902	177,004	235,401
	2022	-	35,346	47,584	82,930	255,684	251,775
Consolidated	2023	$786,316	$212,519	$406,294	$1,405,129	$1,976,355	$618,235
	2022	$832,820	$228,304	$451,335	$1,512,459	$2,110,009	$698,711